Description of Organization and Business Operations	8 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Business Description and Basis of Presentation [Text Block]
Note 1 — Description of Organization, Business Operations and Basis of Presentation
Conyers Park II Acquisition Corp. (the “
Company
”) was incorporated as a Delaware corporation on May 2, 2019. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “
Business Combination
”). Although the Company is not limited to a particular industry or geographic region for purposes of consummating its Business Combination, the Company intends to focus on the consumer sector and consumer-related businesses. The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.
As of September 30, 2020, the Company had not commenced any operations. All activity for the period from May 2, 2019 (inception) through September 30, 2020 relates to the Company’s formation and the preparation for its initial public offering (the “
Initial Public Offering
”) as described below, and since the closing of the Initial Public Offering, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering.
The Company’s sponsor is Conyers Park II Sponsor LLC, a Delaware limited liability company (the “
Sponsor
”). The registration statement for the Company’s Initial Public Offering was declared effective on July 17, 2019. On July 22, 2019, the Company consummated its Initial Public Offering of 45,000,000 units (the “
Units
”), including 5,000,000 additional Units to cover over-allotments (the “
Over-Allotment Units
”), at $10.00 per Unit, which is discussed in Note 3, generating gross proceeds of $450 million, and incurring offering costs of approximately $25.36 million, inclusive of approximately $15.75 million in deferred underwriting commissions following the partial exercise of the underwriters’ over-allotment option (Note 5).
Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (the “
Private Placement
”) of 7,333,333 warrants (each, a “
Private Placement Warrant
” and collectively, the “
Private Placement Warrants
”) at a price of $1.50 per Private Placement Warrant with the Sponsor, generating gross proceeds of $11.0 million (Note 4).
Upon the closing of the Initial Public Offering and the Private Placement, $450 million ($10.00 per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement was placed in a trust account (the “
Trust Account
”), located in the United States at J.P. Morgan Chase Bank, N.A., with Continental Stock Transfer & Trust Company acting as trustee, and was invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “
Investment Company Act
”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule
2a-7
of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the assets held in the Trust Account as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the signing of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
The Company will provide the holders (the “
Public Stockholders
”) of shares of its Class A common stock, par value $0.0001 (the “
Class
 A common Stock
”), sold in the Initial Public Offering (the “
Public Shares
”), with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share). The per-share
amount to be distributed to Public Stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5). These Public Shares were classified as temporary equity upon the completion of the Initial Public Offering. In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to the amended and restated certificate of incorporation which the Company adopted upon the consummation of the Initial Public Offering (the “
Amended and Restated Certificate of Incorporation
”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “
SEC
”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transactions is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem the Public Shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Stockholder may elect to redeem its Public Shares irrespective of whether such Public Stockholder votes for or against the proposed transaction. If the Company seeks stockholder approval in connection with a Business Combination, the initial stockholders (as defined below) have agreed to vote their Founder Shares (as defined in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the initial stockholders have agreed to waive their redemption rights with respect to their Founder Shares and any Public Shares acquired by them in connection with the completion of a Business Combination.
Notwithstanding the foregoing, the Amended and Restated Certificate of Incorporation provides that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “
Exchange Act
”)), is restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.
The Company’s Sponsor, officers and directors (the “
initial stockholders
”) have agreed not to propose an amendment to the Amended and Restated Certificate of Incorporation (a) that would modify the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination within 24 months from the closing of the Initial Public Offering, or July 22, 2021, (the “
Combination Period
”) or (b) which adversely affects the rights of holders of the Class A common stock, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.
If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly and as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company for working capital purposes (up to $1,000,000) or to pay its franchise and income taxes (less up to $100,000 of interest to pay dissolution expenses) divided by the number of the then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly and as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii), to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
The initial stockholders have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the initial stockholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination during the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “
Securities Act
”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all third parties, including vendors, service providers (excluding the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Basis of Presentation
The accompanying unaudited condensed financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“
GAAP
”) for financial information and pursuant to the rules and regulations of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP. In the opinion of management, the unaudited condensed financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the balances and results for the periods presented. Operating results for the three and nine months ended September 30, 2020 are not necessarily indicative of the results that may be expected through December 31, 2020.
The accompanying unaudited condensed financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Annual Report on Form
10-K
filed by the Company with the SEC on March 30, 2020.
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “
JOBS Act
”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.
This may make comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Liquidity / Going Concern
As of September 30, 2020, the Company had $514,982 in its operating bank account, working capital deficit of $3,921,932 and $5,275,531 of interest income available in the Trust Account to pay for the Company’s tax obligations, if any, and which may be withdrawn for working capital purposes (up to $1,000,000).
Subsequent to the consummation of the Initial Public Offering and Private Placement, the Company’s liquidity needs have been satisfied from the proceeds from the consummation of the Private Placement not held in the Trust Account. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, provide the Company Working Capital Loans (see Note 4). As of September 30, 2020, there were no amounts outstanding under any Working Capital Loan.
Management continues to evaluate the impact of the
COVID-19
pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these condensed financial statements. The condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.
In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“
ASU
”)
2014-15,
“Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company’s liquidity and mandatory liquidation raises substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after July 22, 2021.
Proposed Business Combination
On September 7, 2020, the Company entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “
Merger Agreement
”), by and among the Company, CP II Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“
Merger Sub
”), Advantage Solutions Inc., a Delaware corporation (the “
Advantage
”) and Karman Topco L.P., a Delaware limited partnership (“
TopCo
”).
Pursuant to the Merger Agreement, at the closing of the transactions contemplated thereby, Merger Sub will merge with and into Advantage, with Advantage as the surviving company in the merger and, after giving effect to such merger, becoming a wholly owned subsidiary of the Company (the “
Merger
” and together with the other transactions contemplated by the Merger Agreement, the “
Transactions
”).
Merger Consideration
In accordance with the terms and subject to the conditions of the Merger Agreement, the consideration to be received by TopCo in connection with the Transactions contemplated under the Merger Agreement shall be an aggregate number of 203,750,000 shares of Class A Common Stock of the Company (the “
Class
 A Common Stock
”) plus 5,000,000 shares of Class A Common Stock subject to certain vesting and forfeiture conditions as set forth in the Merger Agreement.
Sponsor Agreement
Concurrent with the execution of the Merger Agreement, Conyers Park II Sponsor LLC, a Delaware limited liability company (“
CP II Sponsor
”), the Company, Advantage and certain shareholders of Class B common stock of the Company (the “
CP II Class
 B Holders
”) entered into a Sponsor Agreement (the “
Sponsor Agreement
”), pursuant to which the CP II Class B Holders and CP II Sponsor have, among other matters, (a) agreed to vote in favor of the Merger Agreement and the Transactions and (b) agreed to waive any adjustment to the conversion ratio set forth in the Company’s Certificate of Incorporation and Bylaws, as amended and in effect on the date hereof, with respect to the Class B Common Stock of the Company in connection with the Private Placement (defined below).
Stockholders Agreement
Concurrent with the execution of the Merger Agreement, the Company entered into a Stockholders Agreement (the “
Stockholders Agreement
”) with CP Sponsor, TopCo, CVC ASM Holdco, L.P., a Delaware limited partnership (the “
CVC Stockholder
”), the entities identified therein under the heading “LGP Stockholders” (collectively, the “
LGP Stockholder
”) and BC Eagle Holdings, L.P., a Cayman Islands exempted limited partnership (the “
Bain Stockholder
”), and the other parties named therein. Pursuant to the Stockholders Agreement, the CVC Stockholder has the right to nominate two directors to the Company’s board of directors (the “
Board
”), the LGP Stockholder has the right to nominate two directors, the Bain Stockholder has the right to nominate one director and CP Sponsor has the right to nominate three directors. Four additional directors will be independent directors. Other than for CP Sponsor, the nomination rights of the parties to the Stockholders Agreement are based on the shares of Class A Common Stock held by such parties (as compared to their stockholdings as of immediately subsequent to the consummation of the Merger), and such nomination rights are reduced or eliminated (as further described in the Stockholders Agreement) as such parties reduce their holdings of Class A Common Stock. CP Sponsor’s nomination rights will expire five (5) years from the closing of the Merger. In addition, the Stockholders Agreement provides that TopCo will have certain consent rights with respect to actions of the Company or its subsidiaries following the closing so long as TopCo continues to hold 50% of the Class A Common Stock it held as of immediately subsequent to the consummation of the Merger. These consent rights including, among others, consent to (i) changes to the size of the board of directors of the Company, (ii) certain amendments to the Company’s organizational documents, (iii) acquisitions, dispositions or borrowings in excess of agreed upon thresholds, (iv) the termination or replacement of the Company’s chief executive officer, (v) the declaration or payment of dividends and (vi) redemptions of Class A Common Stock.

Registration Rights Agreement
In connection with the execution of the Merger Agreement, the Company entered into a Registration Rights Agreement (the “
Registration Rights Agreement
”) with Karman Topco L.P., Karman II Coinvest LP, Green Equity Investors VI, L.P., Green Equity Investors Side VI, L.P., LGP Associates
VI-A
LLC, LGP Associates
VI-B
LLC, CVC ASM Holdco, LP, JCP ASM Holdco, L.P., Karman Coinvest L.P., Centerview Capital, L.P., Centerview Employees, L.P., BC Eagle Holdings, L.P. and Yonghui Investment Limited, CP II Sponsor and the other holders of Common Series B Units, Vested Common Series C Units and Vested Common Series
C-2
Units of Holdings listed on the schedule thereto as Contributing Investors. Pursuant to the Registration Rights Agreement, within 180 days of the closing, the Company shall file and cause to be effective a shelf registration right with respect to the registrable shares thereunder, and certain parties will be entitled to certain registration rights, including, among other things, customary demand and piggy-back rights, subject to customary cut-back
provisions. Pursuant to the Registration Rights Agreement, the holders other than CP II Sponsor have agreed not to sell, transfer, pledge or otherwise dispose of shares of Class A Common Stock they receive in connection with the Transactions or otherwise beneficially own as of the closing for 180 days following the closing, and subject to certain exceptions, CP II Sponsor has agreed not to transfer its shares of Class A Common Stock for a period of one (1) year following the closing.
Private Placement
Concurrently with the execution of the Merger Agreement, the Company entered into Subscription Agreements (the “
Investor Subscription Agreements
”) with certain investors (collectively, the “
Investor Private Placement Investors
”) pursuant to which, among other things, such investors agreed to subscribe for and purchase and the Company agreed to issue and sell to such investors, 50,000,000 shares of Class A Common Stock (the “
Private Placement Shares
”), for an aggregate of $500,000,000 (the “
Investor Private Placement
”) in proceeds.
The Company has also entered into Subscription Agreements (the “
Sponsor Subscription Agreements
”) with certain current equityholders of TopCo (collectively, the “
Sponsor Private Placement Investors
” and together with the Investor Private Placement Investors, the “
Private Placement Investors
”). Pursuant to the Sponsor Subscription Agreements, the Sponsor Private Placement Investors have agreed to subscribe for and purchase 20,000,000 shares of Class A Common Stock for an aggregate of $200,000,000 in proceeds, which such subscription may be increased under certain circumstances, including to cover redemptions by existing stockholders of the Company (the “
Sponsor Private Placement
” and together with the Investor Private Placement, the “
Private Placement
”).
The closing of the Private Placement is contingent upon, among other things, the substantially concurrent consummation of the Merger and Transactions. In connection with the Private Placement, the Company will grant the Private Placement Investors certain customary registration rights. The Private Placement Shares have not been registered under the Securities Act of 1933, as amended (the “
Securities Act
”), in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act and/or Regulation D or Regulation S promulgated thereunder without any form of general solicitation or general advertising.
Debt
In connection with the Merger Agreement, Advantage Sales & Marketing Inc. (“
ASM
”), a wholly-owned subsidiary of Advantage, entered into a Debt Commitment Letter (the “
Debt Commitment Letter
”), dated as of September 7, 2020, with BofA Securities, Inc., Bank of America, N.A., Morgan Stanley Senior Funding, Inc., Deutsche Bank AG New York Branch and Deutsche Bank Securities Inc. (together with such other lenders that become party thereto, the “
Debt Commitment Parties
”). Pursuant to and subject to the terms of the Debt Commitment Letter, the Debt Commitment Parties have committed to arrange and underwrite senior secured an aggregate principal amount of $2,100 million, and (ii) a senior secured, asset-based revolving credit facility in an aggregate principal amount of $400 million (only a portion of which, if any, is expected to be drawn or used at the closing of the Merger). The Debt Financing will be used to, among other things, (i) repay in full and terminate existing indebtedness of Advantage and its subsidiaries and (ii) pay fees, commissions and expenses in connection with the foregoing. The Debt Commitment Letter terminates automatically on the earliest to occur of (i) 10 business days after the termination date in the Merger Agreement, (ii) the date on which ASM notifies the Debt Commitment Parties that the Merger Agreement has terminated in accordance with its terms and (iii) the date of consummation of the Merger with or without the funding or effectiveness of the senior secured credit facilities.
The availability of the Debt Financing is subject to conditions precedent, customary for financings of transactions comparable to the Merger. Pursuant to the Merger Agreement, the Company and Advantage have agreed to use their respective reasonable best efforts to satisfy all such conditions precedent to the initial availability of the Debt Financing and, solely with respect to ASM, to enforce its rights under the Debt Commitment Letter. Advantage has also agreed not to permit or consent to any amendment, supplement or modification of the Debt Commitment Letter without the consent of the Company and ASM.

Predecessor Company
Business Description and Basis of Presentation [Text Block]
Note 1 — Description of Organization and Business Operations
Conyers Park II Acquisition Corp. (the “
Company
”) was incorporated as a Delaware corporation on May 2, 2019. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “
Business Combination
”). Although the Company is not limited to a particular industry or geographic region for purposes of consummating its Business Combination, the Company intends to focus on the consumer sector and consumer-related businesses. The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.
As of December 31, 2019, the Company had not commenced any operations. All activity for the period from May 2, 2019 (inception) through December 31, 2019 relates to the Company’s formation and the preparation for its initial public offering (the “
Initial Public Offering
”) as described below, and since the closing of the Initial Public Offering, the search for a prospective initial Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income on cash and cash equivalents from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.
The Company’s sponsor is Conyers Park II Sponsor LLC, a Delaware limited liability company (the “
Sponsor
”). The registration statement for the Company’s Initial Public Offering was declared effective on July 17, 2019. On July 22, 2019, the Company consummated its Initial Public Offering of 45,000,000 units (the “
Units
”), including 5,000,000 additional Units to cover over-allotments (the “
Over-Allotment Units
”), at $10.00 per Unit, which is discussed in Note 3, generating gross proceeds of $450 million, and incurring offering costs of approximately $25.36 million, inclusive of approximately $15.75 million in deferred underwriting commissions following the partial exercise of the underwriters’ over-allotment option (Note 5).
Simultaneously with the closing of the Initial Public Offering, the Company consummated the private placement (the “
Private Placement
”) of 7,333,333 warrants (each, a “
Private Placement Warrant
” and collectively, the “
Private Placement Warrants
”) at a price of $1.50 per Private Placement Warrant with the Sponsor, generating gross proceeds of $11.0 million (Note 4).
Upon the closing of the Initial Public Offering and the Private Placement, $450 million ($10.00 per Unit) of the net proceeds of the Initial Public Offering and certain of the proceeds of the Private Placement were placed in a trust account (the “
Trust Account
”), located in the United States at J.P. Morgan Chase Bank, N.A., with Continental Stock Transfer & Trust Company acting as trustee, and was invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “
Investment Company Act
”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of paragraphs (d)(2), (d)(3) and (d)(4) of Rule
2a-7
of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the assets held in the Trust Account as described below.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the signing of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
The Company will provide the holders (the “
Public Stockholders
”) of shares of its Class A common stock, par value $0.0001 (the “
Class
 A Common Stock
”), sold in the Initial Public Offering (the “
Public Shares
”), with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share). The per-share
amount to be distributed to Public Stockholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 5). These Public Shares were classified as temporary equity upon the completion of the Initial Public Offering. In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to the amended and restated certificate of incorporation which the Company adopted upon the consummation of the Initial Public Offering (the “
Amended and Restated Certificate of Incorporation
”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (the “
SEC
”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transactions is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem the Public Shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Additionally, each Public Stockholder may elect to redeem its Public Shares irrespective of whether such Public Stockholder votes for or against the proposed transaction. If the Company seeks stockholder approval in connection with a Business Combination, the initial stockholders (as defined below) have agreed to vote their Founder Shares (as defined in Note 4) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the initial stockholders have agreed to waive their redemption rights with respect to their Founder Shares and any Public Shares acquired by them in connection with the completion of a Business Combination.
Notwithstanding the foregoing, the Amended and Restated Certificate of Incorporation provides that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “
Exchange Act
”)), is restricted from redeeming its shares with respect to more than an aggregate of 15% or more of the Public Shares, without the prior consent of the Company.
The Company’s Sponsor, officers and directors (the “
initial stockholders
”) have agreed not to propose an amendment to the Amended and Restated Certificate of Incorporation (a) that would modify the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination within 24 months from the closing of the Initial Public Offering, or July 22, 2021, (the “
Combination Period
”) or (b) which adversely affects the rights of holders of the Class A common stock, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.
If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up; (ii) as promptly and as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company for working capital purposes (up to $1,000,000) or to pay its franchise and income taxes (less up to $100,000 of interest to pay dissolution expenses) divided by the number of the then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any); and (iii) as promptly and as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii), to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
The initial stockholders have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the initial stockholders acquire Public Shares in or after the Initial Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination during the Combination Period and, in such event, such amounts will be included with the other funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00 per share initially held in the Trust Account. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account. This liability will not apply with respect to any claims by a third party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “
Securities Act
”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all third parties, including vendors, service providers (excluding the Company’s independent registered public accounting firm), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
Liquidity
The Company has principally financed its operations from inception using proceeds from the sale of its equity securities to its shareholders prior to the Initial Public Offering and such amount of proceeds from the sale of the Placement Units and the Initial Public Offering that were placed in an account outside of the Trust Account for working capital purposes. As of December 31, 2019, the Company had $951,060 in its operating bank account, $452,816,525 in cash and marketable securities held in the Trust Account to be used for a Business Combination or to repurchase or redeem its common stock in connection therewith and working capital of approximately $1,040,000 (excluding prepaid income taxes).
The Company intends to use substantially all of the funds held in the Trust Account, including any amounts representing interest earned on the Trust Account (less up to $1,000,000 for working capital, taxes payable and deferred underwriting commissions) to complete its initial Business Combination. To the extent necessary, the Sponsors, members of the Company’s management team or any of their respective affiliates or other third parties may but are not obligated to, loan the Company funds as may be required, up to $1,500,000. Such loans may be convertible into warrants of the post Business Combination entity at a price of $1.50 per warrant. The warrants would be identical to the Placement Warrants (see Note 4).

Until the consummation of a Business Combination, the Company will be using funds held outside of the Trust Account for identifying and evaluating target businesses, performing business due diligence on prospective target businesses, traveling to and from the offices, plants or similar locations of prospective target businesses or their representatives, reviewing corporate documents and material agreements of prospective target businesses, structuring, negotiating and completing a Business Combination.
If the Company’s estimates of the costs of identifying a target business, undertaking in-depth
due diligence and negotiating a Business Combination are less than the actual amount necessary to do so, the Company may have insufficient funds available to operate its business prior to a Business Combination. Moreover, the Company may need to obtain additional financing either to complete a Business Combination or because it becomes obligated to redeem a significant number of its Public Shares upon completion of a Business Combination, in which case the Company may issue additional securities or incur debt in connection with such Business Combination.